Vanguard Growth Index Fund

Schedule of Investments (unaudited)
As of March 31, 2019

			Market Value ($000)

		Shares
Common Stocks (99.9%)1
Basic Materials (1.5%)
	Linde plc	3,763,624	662,134
	Ecolab Inc.	1,792,105	316,378
*	International Flavors & Fragrances Inc.	734,215	94,560
	FMC Corp.	910,320	69,931
	CF Industries Holdings Inc.	1,592,772	65,112
	Albemarle Corp.	732,953	60,087
*	Axalta Coating Systems Ltd.	1,532,870	38,644
	Steel Dynamics Inc.	376,377	13,275
			1,320,121
Consumer Goods (5.4%)
	Philip Morris International Inc.	10,714,437	947,049
	NIKE Inc. Class B	8,675,842	730,593
	Colgate-Palmolive Co.	5,938,363	407,015
*,^ Tesla Inc.		892,811	249,862
	Estee Lauder Cos. Inc. Class A	1,504,228	249,025
	Activision Blizzard Inc.	5,259,015	239,443
*	Electronic Arts Inc.	2,064,853	209,851
	Constellation Brands Inc. Class A	1,033,097	181,133
*	Monster Beverage Corp.	2,858,621	156,023
	McCormick & Co. Inc.	844,716	127,240
	Church & Dwight Co. Inc.	1,694,033	120,666
*	Lululemon Athletica Inc.	712,152	116,700
	Hershey Co.	976,305	112,109
	Brown-Forman Corp. Class B	2,015,063	106,355
	Lamb Weston Holdings Inc.	1,010,971	75,762
*	Take-Two Interactive Software Inc.	778,855	73,501
	Clorox Co.	442,232	70,961
*	NVR Inc.	23,636	65,401
*	LKQ Corp.	2,079,180	59,007
*	Wayfair Inc.	383,802	56,975
	DR Horton Inc.	1,224,117	50,654
	Lennar Corp. Class A	989,819	48,590
*	WABCO Holdings Inc.	354,554	46,741
	Fortune Brands Home & Security Inc.	975,913	46,463
	Hormel Foods Corp.	922,338	41,284
*	Under Armour Inc. Class A	1,231,616	26,036
*	Under Armour Inc. Class C	1,325,875	25,019
	Polaris Industries Inc.	199,940	16,881
	Lennar Corp. Class B	50,398	1,972
	Newell Brands Inc.	369	6
			4,658,317
Consumer Services (19.7%)
*	Amazon.com Inc.	2,877,675	5,124,420
	Home Depot Inc.	7,785,093	1,493,882
	Comcast Corp. Class A	31,128,072	1,244,500
*	Netflix Inc.	2,858,666	1,019,286
	McDonald's Corp.	5,313,347	1,009,005
	Costco Wholesale Corp.	3,036,041	735,147

	Walt Disney Co.	5,891,719	654,158
	Lowe's Cos. Inc.	5,534,237	605,833
	Starbucks Corp.	8,142,933	605,346
*	Booking Holdings Inc.	319,324	557,192
	TJX Cos. Inc.	7,649,889	407,051
*	Charter Communications Inc. Class A	1,087,188	377,156
	Ross Stores Inc.	2,554,406	237,815
	Marriott International Inc. Class A	1,763,429	220,587
	Dollar General Corp.	1,812,024	216,175
*	O'Reilly Automotive Inc.	544,838	211,561
	Yum! Brands Inc.	2,111,896	210,788
	Southwest Airlines Co.	3,428,423	177,969
*	AutoZone Inc.	173,727	177,917
	Hilton Worldwide Holdings Inc.	2,018,400	167,749
*	Dollar Tree Inc.	1,558,161	163,669
*	Ulta Beauty Inc.	388,295	135,410
*	Chipotle Mexican Grill Inc. Class A	190,596	135,382
	Expedia Group Inc.	786,692	93,616
*	Copart Inc.	1,450,134	87,864
	Tractor Supply Co.	840,213	82,139
	Wynn Resorts Ltd.	636,142	75,905
	Domino's Pizza Inc.	287,051	74,088
	Royal Caribbean Cruises Ltd.	575,305	65,941
	FactSet Research Systems Inc.	262,490	65,168
*	Live Nation Entertainment Inc.	939,786	59,714
	Sirius XM Holdings Inc.	10,091,294	57,218
	Rollins Inc.	1,129,462	47,008
	MGM Resorts International	1,667,308	42,783
	Tiffany & Co.	399,592	42,177
*	Norwegian Cruise Line Holdings Ltd.	759,088	41,720
*	Henry Schein Inc.	522,715	31,420
	Vail Resorts Inc.	139,213	30,251
	Altice USA Inc. Class A	1,282,136	27,540
*	GrubHub Inc.	312,972	21,742
	Hyatt Hotels Corp. Class A	268,262	19,468
*	TripAdvisor Inc.	367,004	18,882
*,^ Carvana Co. Class A		120,256	6,982
*	Lyft Inc. Class A	15,361	1,203
			16,880,827
Financials (12.4%)
	Visa Inc. Class A	12,062,962	1,884,114
	Mastercard Inc. Class A	6,291,501	1,481,334
	American Tower Corp.	3,035,996	598,273
	Simon Property Group Inc.	2,129,769	388,065
	Crown Castle International Corp.	2,860,239	366,111
	S&P Global Inc.	1,713,619	360,802
	Charles Schwab Corp.	8,377,131	358,206
	Marsh & McLennan Cos. Inc.	3,481,938	326,954
	Prologis Inc.	4,338,544	312,158
	Intercontinental Exchange Inc.	3,918,769	298,375
	Aon plc	1,654,439	282,413
	Equinix Inc.	575,205	260,660
	Public Storage	1,021,543	222,472
	Moody's Corp.	1,122,484	203,271
	AvalonBay Communities Inc.	952,691	191,234
	Digital Realty Trust Inc.	1,422,594	169,289
*	SBA Communications Corp. Class A	780,980	155,930

T. Rowe Price Group Inc.	1,547,061	154,892
Realty Income Corp.	2,093,456	153,995
Boston Properties Inc.	1,064,396	142,501
* IHS Markit Ltd.	2,601,498	141,469
Essex Property Trust Inc.	452,658	130,927
First Republic Bank	1,148,230	115,351
Alexandria Real Estate Equities Inc.	776,512	110,700
* CBRE Group Inc. Class A	2,230,945	110,320
MSCI Inc. Class A	551,005	109,562
Welltower Inc.	1,374,330	106,648
Arthur J Gallagher & Co.	1,267,700	99,007
Equifax Inc.	830,345	98,396
TD Ameritrade Holding Corp.	1,932,694	96,615
* Markel Corp.	90,842	90,500
UDR Inc.	1,901,912	86,461
Mid-America Apartment Communities Inc.	783,697	85,682
Extra Space Storage Inc.	831,272	84,715
* SVB Financial Group	362,146	80,527
Vornado Realty Trust	1,183,379	79,807
E*TRADE Financial Corp.	1,695,880	78,740
Regency Centers Corp.	1,110,848	74,971
Cboe Global Markets Inc.	772,244	73,703
Federal Realty Investment Trust	513,182	70,742
Iron Mountain Inc.	1,976,269	70,078
Invitation Homes Inc.	2,334,634	56,802
* Black Knight Inc.	979,502	53,383
SEI Investments Co.	954,257	49,860
Comerica Inc.	548,648	40,227
Raymond James Financial Inc.	438,007	35,220
Camden Property Trust	333,377	33,838
Interactive Brokers Group Inc.	492,405	25,546
		10,600,846
Health Care (10.0%)
AbbVie Inc.	10,367,260	835,498
Thermo Fisher Scientific Inc.	2,774,765	759,509
Bristol-Myers Squibb Co.	11,251,001	536,785
Becton Dickinson and Co.	1,854,669	463,167
* Celgene Corp.	4,826,076	455,292
* Intuitive Surgical Inc.	789,102	450,246
Medtronic plc	4,620,376	420,824
Stryker Corp.	2,055,001	405,904
* Boston Scientific Corp.	9,553,110	366,648
Zoetis Inc.	3,299,758	332,187
* Vertex Pharmaceuticals Inc.	1,762,027	324,125
* Biogen Inc.	1,355,730	320,467
* Illumina Inc.	1,013,136	314,771
* Edwards Lifesciences Corp.	1,431,993	273,983
* Regeneron Pharmaceuticals Inc.	554,964	227,879
* Alexion Pharmaceuticals Inc.	1,463,040	197,774
* IQVIA Holdings Inc.	1,157,694	166,534
* Align Technology Inc.	523,617	148,880
* Centene Corp.	2,705,173	143,645
Baxter International Inc.	1,741,818	141,627
* IDEXX Laboratories Inc.	592,626	132,511
* BioMarin Pharmaceutical Inc.	1,226,732	108,971
* Incyte Corp.	1,253,298	107,796
ResMed Inc.	986,896	102,608

Cooper Cos. Inc.	339,848	100,653
Teleflex Inc.	316,965	95,774
* WellCare Health Plans Inc.	344,228	92,856
* Varian Medical Systems Inc.	625,029	88,579
* ABIOMED Inc.	294,994	84,247
* DexCom Inc.	613,009	73,009
* Alnylam Pharmaceuticals Inc.	659,982	61,675
* Jazz Pharmaceuticals plc	395,476	56,533
* Seattle Genetics Inc.	720,265	52,752
* Nektar Therapeutics Class A	1,194,538	40,136
Universal Health Services Inc. Class B	294,183	39,353
* Alkermes plc	538,727	19,658
		8,542,856
Industrials (14.2%)
Boeing Co.	3,699,312	1,410,992
Union Pacific Corp.	4,982,724	833,111
3M Co.	3,968,600	824,596
* PayPal Holdings Inc.	7,681,782	797,676
Accenture plc Class A	4,393,783	773,394
United Parcel Service Inc. Class B	4,790,578	535,299
Lockheed Martin Corp.	1,655,361	496,873
Automatic Data Processing Inc.	2,852,787	455,704
Danaher Corp.	2,211,356	291,943
Fidelity National Information Services Inc.	2,226,082	251,770
Sherwin-Williams Co.	580,778	250,147
Roper Technologies Inc.	712,974	243,816
* Fiserv Inc.	2,746,594	242,469
* Worldpay Inc. Class A	2,080,445	236,130
Amphenol Corp. Class A	2,054,952	194,070
Paychex Inc.	2,227,844	178,673
Agilent Technologies Inc.	2,189,315	175,977
Fortive Corp.	2,075,058	174,077
Waste Connections Inc.	1,814,655	160,760
* Square Inc.	2,125,409	159,236
* TransDigm Group Inc.	328,103	148,955
Global Payments Inc.	1,088,666	148,625
FedEx Corp.	809,595	146,869
* FleetCor Technologies Inc.	591,625	145,889
Rockwell Automation Inc.	823,875	144,557
Verisk Analytics Inc. Class A	1,070,445	142,369
Illinois Tool Works Inc.	961,018	137,935
AMETEK Inc.	1,565,087	129,855
Fastenal Co.	1,970,140	126,700
* Waters Corp.	495,805	124,799
* Mettler-Toledo International Inc.	170,846	123,522
* CoStar Group Inc.	250,918	117,033
Cintas Corp.	576,237	116,463
* Keysight Technologies Inc.	1,292,640	112,718
Vulcan Materials Co.	909,560	107,692
Total System Services Inc.	1,096,728	104,200
Xylem Inc.	1,237,735	97,831
Expeditors International of Washington Inc.	1,181,538	89,679
Martin Marietta Materials Inc.	431,780	86,865
TransUnion	1,280,610	85,596
Broadridge Financial Solutions Inc.	796,403	82,579
CH Robinson Worldwide Inc.	946,737	82,357
Kansas City Southern	694,909	80,596

	Masco Corp.	2,027,328	79,694
	Old Dominion Freight Line Inc.	506,417	73,122
*	Trimble Inc.	1,728,289	69,823
^	Wabtec Corp.	892,539	65,798
	Packaging Corp. of America	652,153	64,811
	JB Hunt Transport Services Inc.	602,788	61,056
*	Sensata Technologies Holding plc	1,132,916	51,004
	Robert Half International Inc.	780,737	50,873
*,^	XPO Logistics Inc.	753,649	40,501
	Jack Henry & Associates Inc.	266,289	36,945
*	IPG Photonics Corp.	237,502	36,048
*	United Rentals Inc.	274,677	31,382
	Snap-on Inc.	192,008	30,053
	Cognex Corp.	560,052	28,484
	AO Smith Corp.	489,497	26,100
	FLIR Systems Inc.	477,386	22,714
	Hubbell Inc. Class B	188,438	22,232
	Owens Corning	189,161	8,913
			12,169,950
Oil & Gas (2.5%)
	EOG Resources Inc.	3,996,793	380,415
	Occidental Petroleum Corp.	5,203,858	344,495
	ONEOK Inc.	2,835,281	198,016
	Pioneer Natural Resources Co.	1,174,840	178,905
	Anadarko Petroleum Corp.	3,442,907	156,583
	Concho Resources Inc.	1,382,487	153,401
	Diamondback Energy Inc.	1,130,501	114,780
*	Cheniere Energy Inc.	1,592,691	108,876
	Apache Corp.	2,613,657	90,589
	Halliburton Co.	2,853,397	83,605
	Noble Energy Inc.	3,287,999	81,312
	Cabot Oil & Gas Corp.	2,975,695	77,666
	Targa Resources Corp.	1,582,369	65,747
	Cimarex Energy Co.	663,987	46,413
*	Continental Resources Inc.	648,783	29,046
	Helmerich & Payne Inc.	358,631	19,926
			2,129,775
Technology (34.0%)
	Microsoft Corp.	52,879,019	6,236,551
	Apple Inc.	29,248,944	5,555,837
*	Facebook Inc. Class A	16,441,721	2,740,670
*	Alphabet Inc. Class A	2,062,358	2,427,169
*	Alphabet Inc. Class C	2,047,238	2,402,045
*	Adobe Inc.	3,361,596	895,832
*	salesforce.com Inc.	5,009,030	793,280
	Broadcom Inc.	2,593,592	779,919
	NVIDIA Corp.	3,994,053	717,172
	Texas Instruments Inc.	6,620,833	702,272
	Intuit Inc.	1,699,529	444,274
*	Micron Technology Inc.	7,726,519	319,337
*	ServiceNow Inc.	1,235,783	304,608
	Cognizant Technology Solutions Corp. Class A	3,963,961	287,189
	Analog Devices Inc.	2,539,101	267,291
	Applied Materials Inc.	6,574,363	260,739
*	Autodesk Inc.	1,509,429	235,199
	Xilinx Inc.	1,745,020	221,251

*	Red Hat Inc.			1,157,485	211,473
*	Workday Inc. Class A			1,040,729	200,705
	Lam Research Corp.			1,051,776	188,278
*	Twitter Inc.			5,020,785	165,083
*	Advanced Micro Devices Inc.			6,235,655	159,134
*	Palo Alto Networks Inc.			621,231	150,885
^	Microchip Technology Inc.			1,633,059	135,479
*	VeriSign Inc.			742,471	134,803
	KLA-Tencor Corp.			1,126,618	134,529
	Harris Corp.			811,941	129,675
*	Splunk Inc.			1,018,370	126,889
*	Cadence Design Systems Inc.			1,943,883	123,456
*	Cerner Corp.			2,123,244	121,471
*	Arista Networks Inc.			365,200	114,841
*	IAC/InterActiveCorp			535,463	112,506
*	Veeva Systems Inc. Class A			863,187	109,504
*	ANSYS Inc.			575,572	105,163
	Maxim Integrated Products Inc.			1,883,092	100,124
	Skyworks Solutions Inc.			1,198,867	98,883
	VMware Inc. Class A			529,767	95,628
	SS&C Technologies Holdings Inc.			1,468,112	93,504
*	GoDaddy Inc. Class A			1,202,069	90,384
*	Gartner Inc.			594,052	90,106
*	Fortinet Inc.			997,072	83,724
*	Twilio Inc. Class A			644,459	83,251
	Citrix Systems Inc.			818,179	81,540
*	Akamai Technologies Inc.			1,065,035	76,374
*	F5 Networks Inc.			410,236	64,378
*	Synopsys Inc.			521,414	60,041
	CDK Global Inc.			860,668	50,624
*,^ Snap Inc.				4,326,167	47,674
*	Dropbox Inc. Class A			985,369	21,481
^	Match Group Inc.			352,834	19,974
*	Covetrus Inc.			1	—
					29,172,199
Telecommunications (0.2%)
*	T-Mobile US Inc.			2,050,590	141,696
*	Zayo Group Holdings Inc.			1,377,855	39,158
					180,854
Utilities (0.0%)
	NRG Energy Inc.			949,939	40,353

Total Common Stocks (Cost $49,141,220)					85,696,098
		Coupon
Temporary Cash Investments (0.4%)1
Money Market Fund (0.4%)
2,3 Vanguard Market Liquidity Fund		2.554%		3,387,371	338,805

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	2.398%	4/4/19	6,000	5,999
4	United States Treasury Bill	2.419%	6/20/19	5,000	4,973

United States Treasury Bill	2.480%	9/5/19	1,000	990
				11,962
Total Temporary Cash Investments (Cost $350,712)				350,767
Total Investments (100.3%) (Cost $49,491,932)				86,046,865
Other Assets and Liabilities-Net (-0.3%)3				(269,260)
Net Assets (100%)				85,777,605
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $170,499,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $173,086,000 of collateral received for securities on loan.
4 Securities with a value of $4,476,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
			Notional Amount	Value and Unrealized Appreciation (Depreciation)
		Number of Long (Short)Contracts

	Expiration
Long Futures Contracts
E-mini S&P 500 Index	June 2019	692	98,188	2,596

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

Growth Index Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of March 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	85,696,098	—	—
Temporary Cash Investments	338,805	11,962	—
Futures Contracts—Assets[1]	581	—	—
Total	86,035,484	11,962	—
1 Represents variation margin on the last day of the reporting period.